Real Property Acquisitions and Development (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Real property acquisitions:
Property acquisitions	$ 5,698,076		$ 2,475,243		$ 67,673
Less: Assumed debt	(961,928)		(559,508)		0
Assumed other items, net	(210,411)		(208,314)		0
Cash disbursed for acquisitions	4,525,737		1,707,421		67,673
Construction in progress additions:
Construction in progress additions	348,219		338,587		555,332
Less: Capitalized interest	(13,164)		(20,320)		(40,969)
Capitalized other	0		0		0
Accruals	(33,451)	[1]	(11,435)	[1]	(21,466)	[1]
Cash disbursed for construction in progress	301,604		306,832		492,897
Capital improvements to existing properties	77,781		59,923		38,389
Total cash invested in real property	4,905,122		2,074,176		598,959
Development projects:
Development projects	470,096		435,410		733,631
Expansion projects	45,414		3,216		4,288
Total construction in progress conversions	515,510		438,626		737,919
Future minimum lease payments receivable under operating leases
2012	931,680
2013	923,885
2014	876,401
2015	846,878
2016	836,858
Thereafter	6,163,444
Totals	10,579,146
Senior Housing Facilities Triple Net [Member]
Real property acquisitions:
Property acquisitions	3,320,664		1,028,529		11,650
Construction in progress additions:
Construction in progress additions	182,626		85,993		333,572
Development projects:
Development projects	114,161		273,034		550,504
Senior Housing Facilities Operating [Member]
Real property acquisitions:
Property acquisitions	1,747,485		816,000		0
Medical Facilities [Member]
Construction in progress additions:
Purchase Price Subject to Change	318,608
Development projects:
Development projects	355,935		162,376		183,127
Land parcels [Member]
Real property acquisitions:
Property acquisitions	19,084		4,300		0
Medical office buildings [Member]
Real property acquisitions:
Property acquisitions	610,843	[2]	626,414		56,023
Construction in progress additions:
Construction in progress additions	$ 165,593		$ 252,594		$ 221,760

[1]	Represents non-cash accruals for amounts to be paid in future periods relating to properties that converted in the period noted above.
[2]	Includes $318,608,000 relating to acquisitions of 12 medical facilities that closed in the fourth quarter of 2011. The allocation of the purchase price consideration is preliminary and subject to change.